Intangible assets - Useful life (Details)	12 Months Ended
Sep. 30, 2019
Computer software | Minimum
Intangible assets
Useful life (in years)	3 years
Computer software | Maximum
Intangible assets
Useful life (in years)	10 years
Core deposit intangibles
Intangible assets
Useful life (in years)	9 years